Debt to Affiliates (Parenthetical) (Detail) (USD $)			12 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 24% Promissory Note Maturing In September 2009	Dec. 31, 2013 36% Percent Promissory Note October 2009	Dec. 31, 2013 24% Demand Note	Dec. 31, 2013 12% Promissory Note Maturing In January 2013	Dec. 31, 2013 24% of Eight Promissory Note Maturing In January 2013	Dec. 31, 2013 24% of One Promissory Note Maturing In January 2013	Dec. 31, 2013 24% of Two Promissory Note Maturing In January 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date			Sep. 26, 2009	Oct. 28, 2009		Jan. 31, 2013	Jan. 31, 2013	Jan. 31, 2013	Jan. 31, 2013
Debt instrument interest rate			24.00%	36.00%	24.00%	12.00%	24.00%	24.00%	24.00%
Debt Instrument Accured Interest Convertible Conversion Price						$ 0.20
Debt Instrument, Convertible, Conversion Price	$ 0.20	$ 0.20				$ 0.20